As filed with the U.S. Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22548

Wall Street EWM Funds Trust
(Exact name of registrant as specified in charter)

55 E. 52nd Street

New York, NY 10055
(Address of principal executive offices) (Zip code)

Frederick Taylor, President

Wall Street EWM Funds Trust

55 E. 52nd Street

New York, NY 10055
(Name and address of agent for service)

(800) 443-4693

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Evercore Equity Fund
EWMCX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about the Evercore Equity Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at http://www.evercoreequityfund.com. You can also request this information by contacting us at 1-800-443-4693.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Evercore Equity Fund	$46	0.91%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$481,462,565
Number of Holdings	34
Net Advisory Fee	$1,734,907
Portfolio Turnover	10%
Visit http://www.evercoreequityfund.com for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Information Technology	26.2%
Financials	24.3%
Consumer Discretionary	16.0%
Industrials	9.5%
Energy	5.9%
Health Care	5.9%
Communication Services	5.4%
Real Estate	4.8%
Cash & Other	2.0%

Top 10 Issuers	(%)
NVIDIA Corp.	7.8%
Microsoft Corp.	6.1%
Alphabet, Inc.	5.4%
Apple, Inc.	4.4%
Amazon.com, Inc.	4.4%
Mastercard, Inc.	4.1%
Morgan Stanley	4.0%
JPMorgan Chase & Co.	3.9%
Williams Companies, Inc.	3.6%
AutoZone, Inc.	3.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit http://www.evercoreequityfund.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Evercore Wealth Management, LLC documents not be householded, please contact Evercore Wealth Management, LLC at 1-800-443-4693, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Evercore Wealth Management, LLC or your financial intermediary.
Evercore Equity Fund	PAGE 1	TSR-SAR-93208V304

(b)	Not applicable for this Registrant

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

EVERCORE EQUITY FUND
Core Financial Statements
June 30, 2025

Evercore Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.1%
Building Materials — 2.2%
Builders FirstSource, Inc.(a)	91,085	$10,628,709
Electrical Equipment — 4.3%
CDW Corp.	62,485	11,159,196
Generac Holdings, Inc.(a)	66,600	9,537,786
		20,696,982
Energy — 2.4%
EOG Resources, Inc.	95,530	11,426,343
Engineering & Construction — 2.8%
Comfort Systems USA, Inc.	25,000	13,405,250
Financial Services — 17.5%
Blackrock, Inc.	11,635	12,208,024
JPMorgan Chase & Co.	65,015	18,848,498
Mastercard, Inc. - Class A	35,505	19,951,680
Morgan Stanley	137,195	19,325,288
The Blackstone Group Inc. - Class A	94,060	14,069,495
		84,402,985
Health Care Services — 5.9%
Novo Nordisk AS - ADR	115,500	7,971,810
Thermo Fisher Scientific, Inc.	26,635	10,799,427
UnitedHealth Group, Inc.	30,790	9,605,556
		28,376,793
Insurance — 5.0%
Chubb Ltd.	45,960	13,315,531
Progressive Corp.	40,500	10,807,830
		24,123,361
Management of Companies and Enterprises — 3.0%
Viking Holdings Ltd(a)	268,500	14,308,365
Office Equipment — 4.5%
Apple, Inc.	104,180	21,374,611
Pipelines — 3.6%
Williams Companies, Inc.	273,245	17,162,518
Property Management — 2.8%
CBRE Group, Inc. - Class A(a)	97,000	13,591,640
Semiconductors — 7.8%
NVIDIA Corp.	238,300	37,649,017
Services — 12.0%
Accenture PLC - Class A	34,325	10,259,399
Alphabet, Inc. - Class A	44,825	7,899,510
Alphabet, Inc. - Class C	102,520	18,186,023
Amazon.com, Inc.(a)	97,290	21,344,453
		57,689,385

The accompanying notes are an integral part of these financial statements.

1

Evercore Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Software — 11.3%
Adobe Systems, Inc.(a)	19,760	$7,644,749
Ansys, Inc.(a)	25,200	8,850,744
Fiserv, Inc.(a)	50,500	8,706,705
Microsoft Corp.	59,050	29,372,060
		54,574,258
Specialty Retail — 8.6%
AutoZone, Inc.(a)	4,065	15,090,215
Crocs, Inc.(a)	112,915	11,436,031
Home Depot, Inc.	40,640	14,900,250
		41,426,496
Telecommunications — 1.9%
American Tower Corp. - REIT	41,995	9,281,735
Transportation — 2.5%
Uber Technologies, Inc.(a)	130,000	12,129,000
TOTAL COMMON STOCKS (Cost $208,433,441)		472,247,448
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.9%
Invesco Government & Agency Portfolio - Class Institutional, 4.25%(b)	9,323,246	9,323,246
TOTAL SHORT-TERM INVESTMENTS (Cost $9,323,246)		9,323,246
TOTAL INVESTMENTS — 100.0% (Cost $217,756,687)		$481,570,694
Other Assets in Excess of Other Assets - (0.0)%(c)		(108,129)
TOTAL NET ASSETS — 100.0%		$481,462,565

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Evercore Equity Fund
Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

ASSETS:
Investments, at value	$481,570,694
Dividends receivable	129,809
Receivable for fund shares sold	111,268
Interest receivable	32,687
Dividend tax reclaims receivable	16,176
Prepaid expenses and other assets	22,808
Total assets	481,883,442
LIABILITIES:
Payable to adviser	287,011
Payable for fund administration and accounting fees	74,886
Payable for capital shares redeemed	25,391
Payable for expenses and other liabilities	33,589
Total liabilities	420,877
NET ASSETS	$ 481,462,565
NET ASSETS CONSISTS OF:
Paid-in capital	$204,311,799
Total distributable earnings	277,150,766
Total net assets	$ 481,462,565
Net assets	$481,462,565
Shares issued and outstanding(a)	12,699,368
Net asset value per share	$37.91
Cost:
Investments, at cost	$217,756,687

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

Evercore Equity Fund
Statement of Operations
For the Period Ended June 30, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$2,270,890
Less: issuance fees	(1,267)
Less: dividend withholding taxes	(14,482)
Total investment income	2,255,141
EXPENSES:
Investment advisory fee	1,730,556
Fund administration and accounting fees	244,334
Legal fees	23,973
Trustees’ fees	22,806
Federal and state registration fees	18,805
Transfer agent fees	17,460
Custodian fees	11,894
Audit fees	9,212
Reports to shareholders	4,784
Other expenses and fees	12,178
Total expenses	2,096,002
Expense recoupment by Adviser	4,351
Net expenses	2,100,353
NET INVESTMENT INCOME	154,788
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	13,340,165
Net realized gain (loss)	13,340,165
Net change in unrealized appreciation (depreciation) on:
Investments	(3,492,559)
Net change in unrealized appreciation (depreciation)	(3,492,559)
Net realized and unrealized gain (loss)	9,847,606
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,002,394

The accompanying notes are an integral part of these financial statements.

4

Evercore Equity Fund
Statements of Changes in Net Assets

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$154,788	$1,960,402
Net realized gain (loss)	13,340,165	10,508,012
Net change in unrealized appreciation (depreciation)	(3,492,559)	47,537,544
Net increase (decrease) in net assets from operations	10,002,394	60,005,958
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(16,568,380)
Total distributions to shareholders	—	(16,568,380)
CAPITAL TRANSACTIONS:
Shares sold	11,152,951	47,724,805
Shares issued in reinvestment of distributions	—	14,570,914
Shares redeemed	(20,006,431)	(30,289,068)
Net increase (decrease) in net assets from capital transactions	(8,853,480)	32,006,651
NET INCREASE (DECREASE) IN NET ASSETS	1,148,914	75,444,229
NET ASSETS:
Beginning of the period	480,313,651	404,869,422
End of the period	$ 481,462,565	$480,313,651
SHARES TRANSACTIONS
Shares sold	304,220	1,340,562
Shares issued in reinvestment of distributions	—	388,558
Shares redeemed	(554,465)	(835,307)
Total increase (decrease) in shares outstanding	(250,245)	893,813

The accompanying notes are an integral part of these financial statements.

5

Evercore Equity Fund
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$37.09	$33.58	$26.38	$33.65	$26.81	$21.80
INVESTMENT OPERATIONS:
Net investment income(a)	0.01	0.16	0.17	0.15	0.01	0.01
Net realized and unrealized gain (loss) on investments(b)	0.81	4.67	7.20	(7.27)	7.88	5.24
Total from investment operations	0.82	4.83	7.37	(7.12)	7.89	5.25
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.16)	(0.17)	(0.15)	(0.00)(c)	(0.02)
Net realized gains	—	(1.16)	—	0.00(c)	(1.05)	(0.22)
Total distributions	—	(1.32)	(0.17)	(0.15)	(1.05)	(0.24)
Net asset value, end of period	$37.91	$37.09	$33.58	$26.38	$33.65	$26.81
TOTAL RETURN(d)	2.21%	14.33%	27.95%	(21.17)%	29.46%	24.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$481,463	$480,314	$404,869	$313,028	$380,175	$271,393
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.91%	0.90%	0.93%	0.93%	0.95%	0.98%
After expense reimbursement/ recoupment(e)	0.91%	0.90%	0.93%	0.93%	0.96%	1.00%
Ratio of net investment income (loss) to average net assets(e)	0.07%	0.43%	0.59%	0.53%	0.04%	0.08%
Portfolio turnover rate(d)	10%	9%	10%	12%	9%	8%

(a)
Net investment income per share has been calculated based on average shares outstanding during the period ended
June 30, 2025.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

6

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.
(a)
Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the last sale price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values (“NAV”) on the valuation date.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Evercore Wealth Management, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
U.S. GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

7

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2025, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Common Stocks*	$472,247,448	$ —	$ —	$472,247,448
Short-Term Investment	9,323,246	—	—	9,323,246
Total Investments	$481,570,694	$—	$—	$481,570,694

*	Please refer to the Schedule of Investments for further industry breakout.
(b)
Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the year ended December 31, 2021. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.
(c)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

(d)
Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year. The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. Due to the nature of REIT and MLP investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes.
3. Investment Transactions
The aggregate purchases and sales of securities for the period ended June 30, 2025, excluding short-term investments, were $49,865,185 and $56,114,742, respectively. There were no purchases or sales of long-term U.S. government securities.

8

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
4. Investment Adviser
The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain trustees and officers of the Fund are also officers and directors of the Adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund's average daily net assets.
The Adviser has contractually agreed to waive its management fee and reimburse the Fund’s other expenses to the extent necessary to ensure that the total annual operating expenses (excluding all federal, state and local taxes, interest, dividends and interest on short positions, acquired fund fees and expenses, brokerage commissions and other costs incurred in connection with the purchase and sale of securities and extraordinary items) do not exceed 1.00% of the Fund’s average daily net assets. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal period during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. As of June 30, 2025, the Adviser has recouped all eligible previously waived expenses.
Mr. Frederick Taylor serves as an Interested Trustee on the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services on the Board of Trustees, Mr. Taylor receives an annual fee of $15,000 from the Fund.
5. Tax Information
As of December 31, 2024, the Fund’s most recently completed fiscal year end, cost of investments and distributable earnings on a tax basis were as follows:

Cost of Investments	$214,734,162
Gross tax unrealized appreciation	$273,116,866
Gross tax unrealized depreciation	(6,934,822)
Net unrealized appreciation	266,182,044
Undistributed ordinary income	98,385
Undistributed long-term capital gain	867,943
Other accumulated loss	—
Distributable earnings	$267,148,372

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and C-corporation basis adjustments.
The were no distributions made during the period ended June 30, 2025.
The tax character of distributions paid during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Ordinary Income	$2,626,927	$2,088,290
Long-Term Capital Gain	$13,941,453	$—

9

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2024, the Fund did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss arising on the first day of the next taxable year. Qualified late year losses are certain capital losses which occur during the portion of the Fund’s taxable year subsequent to October 31. The Fund does not plan to defer any later year ordinary or post-October capital losses.
6. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
7. Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of June 30, 2025, SEI Private Trust Company, for the benefit of Fund shareholders, owned 79.9% of the outstanding shares of the Fund.
8. Subsequent Events
Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

10

EVERCORE EQUITY FUND
ADDITIONAL INFORMATION
Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.
Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1- 800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercoreequityfund.com on a monthly basis.
ADDITIONAL REQUIRED DISCLOSURE FROM FORM N-CSR
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
See the Statement of Operations.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.

11

TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde
OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President, Secretary & Chief Compliance Officer
Dianna Caban, Executive Vice President & Treasurer
INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 E. 52nd Street
23rd Floor
New York, New York 10055
CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212
ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bank Global Fund Services
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
151 North Franklin Street, Suite 575
Chicago, IL 60606
DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101
EVERCORE EQUITY FUND
55 E. 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercoreequityfund.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable

(2) Not applicable

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Not applicable to open-end investment companies

(5) Not applicable to open-end investment companies

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant)	Wall Street EWM Funds Trust

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	09/04/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Frederick Taylor
Frederick Taylor, Principal Executive Officer

Date	09/04/2025

By (Signature and Title)*	/s/ Dianna Caban
Dianna Caban, Principal Financial Officer

Date	09/04/2025

* Print the name and title of each signing officer under his or her signature.